Significant accounting judgements and estimates	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting estimates [abstract]
Significant accounting judgements and estimates [Text Block]

5.   Significant accounting judgements and estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Management believes the estimates and assumptions used in these consolidated financial statements are reasonable, however, actual results could differ from those estimates and could impact future results of operations and cash flows. The accounting judgements and estimates which have the most significant effect on these financial statements and the financial results of the JV are as follows:

Estimates

Equity investment in joint venture and impairment estimates

When facts and circumstances suggest the carrying value of the Company's equity investment in the JV may be impaired, the Company is required to estimate the recoverable amount of its equity investment through a fair value less cost of disposal or value-in-use approach. Estimating the recoverable amount requires management to make significant estimates about the future life of mine cash flows of the AGM which may include, but may not be limited to, changes to the current estimates of in-situ ounces, ore tonnes to be mined in future periods, strip ratios, head grades, recovery rates, gold price assumptions, mining costs, processing costs, trucking costs, capital and closure costs, as well as discount rates.

When facts and circumstances suggest the carrying value of the JV's mineral interests may be impaired, the same policies and set of assumptions as described above are applied.

Reserves and Resources

Estimates of the quantities of proven and probable mineral reserves and mineral resources form the basis for the JV's life-of-mine plans, which are used for a number of key business and accounting purposes, including: the calculation of depreciation expense, the capitalization of stripping costs, the forecasting and timing of cash flows related to the asset retirement provision and impairment assessment, if any. In addition, when required, the life-of-mine plans are used in impairment tests for mineral properties, plant and equipment. To the extent that these estimates of proven and probable mineral reserves and resources varies, there could be changes in depreciation expense, stripping assets, asset retirement provisions and impairment charges recorded.

Depletion of mineral interests

Estimates are made of recoverable ounces in the JV's mining properties which are depleted based on recoverable tonnes contained in proven and probable reserves. To the extent that changes are made to the estimate of proven and probable reserves, the depletion charge may change. In addition, mineral properties, plant and equipment are depreciated to their estimated residual value over the estimated useful life of the asset. Should the actual useful life of the mineral properties, plant or equipment vary, future depreciation charges may change.

Inventory valuation of production costs

The JV estimates quantities of ore on stockpiles and in process and the recoverable gold contained in this material in order to determine the cost of inventories and the weighted average costs of finished goods sold during the period. To the extent that these estimates vary, production costs of finished goods may change.

Net realizable value of inventory

Estimates of net realizable value are based on the most reliable evidence available, at the time that the estimates are made, of the amount that the inventories are expected to realize. In order to determine the net realizable value of gold dore, gold-in-process and stockpiled ore, the JV estimates future metal selling prices, production forecasts, realized grades and recoveries, timing of processing, and future costs to convert the respective inventories into saleable form, if applicable. Reductions in metal price forecasts, increases in estimated future costs to convert, reductions in the number of recoverable ounces, and a delay in timing of processing can result in a write-down of the carrying amounts of the JV's stockpiled ore inventory.

Materials and other supplies held for use in the production of inventories are not written down below cost if the finished products in which they will be incorporated are expected to be sold at or above cost.  However, to the extent net realizable value of materials and spares must be estimated, replacement costs of the materials and spare parts are generally used as the best estimate of net realizable value.

Current and deferred Income taxes

In assessing the probability of realizing income tax assets recognized, management makes estimates related to expectations of future taxable income, applicable tax opportunities, expected timing of reversals of existing temporary differences and the likelihood that tax positions taken will be sustained upon examination by applicable tax authorities. Levels of future taxable income are affected by, among other things, market gold prices, production costs, quantities of proven and probable gold reserves, interest rates and foreign currency exchange rates.

Where applicable tax laws and regulations are either unclear or subject to varying interpretations, it is possible that changes in these estimates could occur that materially affect the amounts of deferred income tax assets and liabilities recorded in the financial statements. Changes in deferred tax assets and liabilities generally have a direct impact on earnings in the period that the changes occur.

Deferred stripping

To determine whether stripping costs incurred during the production phase of a mining property relate to reserves and resources that will be mined in a future period and therefore should be capitalized, the JV makes estimates of the stripping activity over the life of the component of reserves and resources which have been made accessible. In addition, judgement is involved when allocating production costs between inventory produced and the stripping asset; the allocation is based on the volume of waste extracted compared with the expected volume, for a given volume of ore production. To the extent that these estimates and judgements change, there could be a change to the amount of production costs which are deferred to the statement of financial position.

Asset retirement provisions

Provisions for reclamation and closure cost obligations represents management's best estimate of the present value of the future cash outflows required to settle closure cost liabilities. Significant judgements and estimates are required in forming assumptions of future activities, future cash outflows and the timing of those cash outflows. These assumptions are formed based on environmental and regulatory requirements or the Company's environmental policies which may give rise to constructive obligations. The JV's assumptions are reviewed at the end of each reporting period and adjusted to reflect management's current best estimate and changes in any of the above factors can result in a change to the provision recognized by the JV. Changes to these estimates and judgements may result in actual expenditures in the future differing from the amounts currently provided for.

Preferred shares

The Company holds preferred shares (without a fixed redemption date) in the JV which have been classified as financial assets measured at fair value through profit or loss. Management estimated the fair value of these preference shares by discounting the forecast future cash flows from the AGM.  Several estimates were made to determine the forecast future cash flows including, but not limited to, long-term realized gold prices, mineable reserves/resources, mining and processing costs per tonne, ore grades, and metallurgical recoveries. Additionally, judgement was required to determine the appropriate discount rate used to calculate the present value of the forecast future cash flows. Changes in one or more of these assumptions could lead to a materially different fair value estimate of the preferred shares.

Judgements

Impairment indicators of equity investment in joint venture

The Company considers both external and internal sources of information in assessing whether there are any indications that its equity investment in the JV is impaired. External sources of information the Company considers include changes in the market, economic and legal environment in which the JV operates that are not within its control and affect the recoverable amount of the Company's equity investment. Internal sources of information the Company considers include the manner in which mining properties and plant and equipment of the JV are being used or are expected to be used and indications of economic performance of the assets. The estimates and judgements are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, the carrying value of the Company's equity investment in the JV may be impaired or a prior period's impairment charge reversed with the impact recorded in the consolidated statement of operations and comprehensive income (loss).